Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Short-term bank deposits	115,623	104,090	36,245
Cash in bank	8,535	18,848	2,676
	124,158	122,938	38,921